Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share - CleanTech Acquisition Corp [Member] - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2021
Numerator:
Net loss	$ (795,831)	$ 1,951,670			$ 1,155,839		$ (1,000)	$ (1,000)	$ (595,442)
Denominator:
Basic weighted average shares outstanding	21,562,500		3,750,000		21,562,500	3,750,000	3,750,000	3,750,000	11,781,678
Basic net loss per share of Common Stock	$ (0.04)		$ 0		$ 0.05	$ 0	$ 0	$ 0	$ (0.05)